UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents — 5.8%
Canadian Natural Resources Ltd.	245,500	$8,529,189
Crew Energy, Inc. (a)	330,000	2,338,412
Encana Corp.	155,922	3,265,704
Husky Energy, Inc.	82,700	2,157,391
Nexen, Inc.	78,400	1,515,064
Niko Resources Ltd.	25,200	1,061,724
Pan Orient Energy Corp. (a)	224,000	555,550
Paramount Resources Ltd., Class A (a)	25,000	674,951
Progress Energy Resources Corp.	177,453	1,952,639
Talisman Energy, Inc.	758,900	9,925,584
		31,976,208
Chemicals — 1.0%
E.I. du Pont de Nemours & Co.	56,000	2,993,760
Praxair, Inc.	22,800	2,637,960
		5,631,720
Energy Equipment & Services — 19.3%
Cameron International Corp. (a)	234,900	12,038,625
Dresser-Rand Group, Inc. (a)	242,600	11,809,768
Dril-Quip, Inc. (a)	98,600	6,644,654
Ensco Plc - ADR	82,081	4,485,727
Forum Energy Technologies, Inc. (a)	50,100	1,158,312
Halliburton Co.	236,300	8,086,186
Nabors Industries Ltd. (a)	130,400	2,171,160
National Oilwell Varco, Inc.	302,201	22,894,748
Noble Corp. (a)	189,100	7,197,146
Rowan Cos., Inc. (a)	63,100	2,178,843
Schlumberger Ltd.	179,715	13,324,070
Seahawk Drilling, Inc. (a)	4,713	6,033
Subsea 7 - ADR (a)	42,400	1,098,160
Tesco Corp. (a)	41,900	684,227
Transocean Ltd.	179,609	9,050,497
Trican Well Service Ltd.	88,300	1,277,326
Weatherford International Ltd. (a)	165,052	2,355,292
		106,460,774
Gold — 1.8%
Barrick Gold Corp.	63,100	2,552,489
Eldorado Gold Corp.	510,100	7,229,235
		9,781,724
Integrated Oil & Gas — 14.8%
Chevron Corp.	182,291	19,424,929
ConocoPhillips	115,275	8,257,148
Exxon Mobil Corp.	233,890	20,194,063
Hess Corp.	109,800	5,724,972
Marathon Oil Corp.	184,500	5,413,230
Marathon Petroleum Corp.	89,800	3,736,578
Murphy Oil Corp.	230,200	12,654,094
Total SA - ADR	128,200	6,167,702
		81,572,716
Metals & Mining — 8.2%
Alcoa, Inc.	25,000	243,250

Common Stocks	Shares	Value
Metals & Mining (concluded)
AuRico Gold, Inc. (a)	151,600	$1,393,459
BHP Billiton Ltd.	78,900	2,927,759
Cliffs Natural Resources, Inc.	81,400	5,067,964
First Quantum Minerals Ltd.	303,500	6,304,419
Franco-Nevada Corp.	75,000	3,364,124
Goldcorp, Inc.	170,582	6,532,487
HudBay Minerals, Inc.	225,400	2,372,992
Inmet Mining Corp.	13,900	764,616
Newcrest Mining Ltd.	188,900	5,147,538
Newmont Mining Corp.	10,800	514,620
Southern Copper Corp.	175,154	5,759,063
Vale SA - ADR	219,500	4,872,900
		45,265,191
Oil & Gas Drilling — 2.3%
Helmerich & Payne, Inc.	125,900	6,470,001
Saipem SpA	124,100	6,133,826
		12,603,827
Oil & Gas Equipment & Services — 5.4%
Baker Hughes, Inc.	128,780	5,680,486
Exterran Holdings, Inc. (a)	521	7,039
FMC Technologies, Inc. (a)	359,600	16,901,200
Technip SA - ADR	259,900	7,375,962
		29,964,687
Oil & Gas Exploration & Production — 27.0%
Anadarko Petroleum Corp.	168,100	12,306,601
Apache Corp.	216,712	20,791,349
Cabot Oil & Gas Corp.	257,600	9,052,064
Carrizo Oil & Gas, Inc. (a)	74,600	2,091,784
Cimarex Energy Co.	55,894	3,862,834
Denbury Resources, Inc. (a)	69,113	1,315,912
Devon Energy Corp.	229,898	16,058,375
EOG Resources, Inc.	236,500	25,970,065
EXCO Resources, Inc.	123,600	907,224
Forest Oil Corp. (a)	54,700	728,604
Newfield Exploration Co. (a)	87,000	3,123,300
Noble Energy, Inc.	104,900	10,418,668
Occidental Petroleum Corp.	177,000	16,145,940
Pioneer Natural Resources Co.	76,300	8,837,066
Range Resources Corp.	198,000	13,198,680
Southwestern Energy Co. (a)	116,200	3,669,596
		148,478,062
Oil & Gas Producers — 1.3%
Whiting Petroleum Corp. (a)	124,900	7,144,280
Oil, Gas & Consumable Fuels — 11.1%
Arch Coal, Inc.	40,700	397,232
Berry Petroleum Co., Class A	87,000	3,962,850
Cenovus Energy, Inc.	155,922	5,658,555
CNOOC Ltd. - ADR	27,800	5,883,870
Coastal Energy Co. (a)	527,400	8,675,659
Consol Energy, Inc.	74,500	2,476,380
EQT Corp.	124,300	6,192,626
Legacy Oil + Gas, Inc. (a)	151,253	1,319,837

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Lone Pine Resources, Inc. (a)	33,502	$199,672
MEG Energy Corp. (a)(b)	49,400	2,150,827
Peabody Energy Corp.	157,000	4,884,270
PetroBakken Energy Ltd.	37,537	543,381
Petroleo Brasileiro SA - ADR	123,200	2,900,128
Suncor Energy, Inc.	428,204	14,144,148
Uranium Energy Corp. (acquired 10/21/10, cost $1,679,682) (a)(c)	494,024	1,457,371
WPX Energy, Inc. (a)	24,000	421,680
		61,268,486
Paper & Forest Products — 0.1%
Fibria Celulose SA - ADR (a)	91,000	722,540
Refining, Marketing & Transportation — 0.4%
Valero Energy Corp.	97,000	2,395,900
Utilities — 0.5%
Williams Cos., Inc.	72,000	2,450,160
Total Common Stocks – 99.0%		545,716,275

Investment Companies
Sprott Physical Silver Trust (a)	191,300	2,463,944
Total Investment Companies – 0.4%		2,463,944
Total Long-Term Investments (Cost – $298,391,640) – 99.4%		548,180,219

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (d)(e)	4,709,979	4,709,979
Total Short-Term Securities (Cost – $4,709,979) – 0.9%		4,709,979
Total Investments (Cost - $303,101,619*) – 100.3%		552,890,198
Liabilities in Excess of Other Assets – (0.3)%		(1,667,811)
Net Assets – 100.0%		$551,222,387

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax cost	$306,869,399
	Gross unrealized appreciation	$264,314,559
	Gross unrealized depreciation	(18,293,760)
	Net unrealized appreciation	$246,020,799

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale. As of report date the Trust held 0.3% of its net assets, with a current value of $1,457,371 in this security.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

	BlackRock Liquidity Funds, TempFund, Institutional Class	29,870,267	(25,160,288)	4,709,979	$7,117

(e)	Represents the current yield as of report date.

Portfolio Abbreviation
ADR	American Depositary Receipts

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2012	2

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Canadian Independents	$31,976,208	—	—	$31,976,208
Chemicals	5,631,720	—	—	5,631,720
Energy Equipment & Services	106,454,741	$6,033	—	106,460,774
Gold	9,781,724	—	—	9,781,724
Integrated Oil & Gas	81,572,716	—	—	81,572,716
Metals & Mining	37,189,894	8,075,297	—	45,265,191
Oil & Gas Drilling	6,470,001	6,133,826	—	12,603,827
Oil & Gas Equipment & Services	29,964,687	—	—	29,964,687
Oil & Gas Exploration & Production	148,478,062	—	—	148,478,062
Oil & Gas Producers	7,144,280	—	—	7,144,280

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks (concluded):
Oil, Gas & Consumable Fuels	$57,660,288	$3,608,198	—	$61,268,486
Paper & Forest Products	722,540	—	—	722,540
Refining, Marketing & Transportation	2,395,900	—	—	2,395,900
Utilities	2,450,160	—	—	2,450,160
Investment Companies	2,463,944	—	—	2,463,944
Short-Term Securities	4,709,979	—	—	4,709,979
Total	$535,066,844	$17,823,354	—	$552,890,198

Certain of the Trust’s assets are held at carrying amount which approximates fair value. Foreign currency in the amount of $4,190 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 22, 2012